Investments - Net Realized and Unrealized Investment (Losses) Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized and unrealized investment gains (losses)	$ 232,491	$ 26,266	$ (297,479)
Trading securities
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	21,871	103,871	171,124
Change in net unrealized investment gains (losses)	210,620	(77,605)	(468,603)
Net realized and unrealized investment gains (losses)	232,491	26,266	(297,479)
Trading securities | Fixed maturities and short term investments
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	28,632	96,994	66,296
Change in net unrealized investment gains (losses)	124,033	(90,334)	(276,776)
Trading securities | Equities
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	(4,052)	157	137,609
Change in net unrealized investment gains (losses)	60,460	(14,850)	(187,561)
Trading securities | Other invested assets
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	(3,217)	5,365	(33,317)
Change in net unrealized investment gains (losses)	32,790	25,488	844
Trading securities | Funds Held - Directly Managed
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	508	1,355	536
Change in net unrealized investment gains (losses)	(5,567)	(676)	(6,163)
Trading securities | Other realized and unrealized investments gains (losses)
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Change in net unrealized investment gains (losses)	$ (1,096)	$ 2,767	$ 1,053